CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS shares in Thousands, $ in Thousands	6 Months Ended
Mar. 31, 2023 USD ($) shares
Operating activities:
Net loss	$ (24,546)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	732
Depreciation and amortization	374
Non-cash lease expense	120
Stock-based compensation	857
Change in fair value of warrant liability	(4,028)
Loss from disposal of fixed assets	48
Amortization of deferred commission	875
Non-cash investment income	(925)
Foreign currency loss (gain), net	1,917
Changes in operating assets and liabilities:
Accounts receivable	(14,275)
Other current assets	(1,349)
Other noncurrent assets	(1)
Accounts payable and accrued expenses	(299)
Operating lease liability	(114)
Deferred revenue	11,166
Net cash used in operating activities	(29,448)
Investing activities:
Purchases of property and equipment	(5)
Disposal of bonds	25,948
Net cash provided by (used in) investing activities	25,943
Financing activities:
Proceeds from stock options exercise	398
Settlement of warrant liabilities	(427)
Proceeds from exercise of warrants	2,867
Payment of offering costs related to the Business Combination	(5,417)
Proceeds from the Business Combination	10,509
Repayment of long-term debt	(135)
Net cash provided by financing activities	7,795
Effect of exchange rate changes on cash and cash equivalents	657
Net increase in cash and cash equivalents	4,947
Cash and cash equivalents at beginning of period	4,756
Cash and cash equivalents at end of period	9,703
Supplemental disclosures of cash flow information:
Cash paid for interest	451
Non-cash investing and financing activities:
Issuance of Series C Preferred Shares - Exercise of Warrant Liabilities, Fair Value	$ 649
Conversion of Convertible Preferred Shares to Ordinary Shares | shares	210,485
Warrant liabilities assumed in the Business Combination	$ 7,111
Net assets assumed in the Business Combination	883
Reclassification of deferred offering costs related to the Business Combination	$ 9,165